Income Taxes (Details)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Federal tax rate on U.S. source shipping income	4.00%
Percentage of gross income subject to tax	50.00%
Minimum stock ownership percentage for tax exemption	50.00%